General information and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement of IFRS Compliance [Abstract]
Exchange rates used for translation of one Euro
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the year ended(A)			Closing as at
	31 December 2021	31 December 2020	31 December 2019	31 December 2021	31 December 2020
UK Sterling	1.16	1.13	1.14	1.19	1.11
US Dollar	0.85	0.88	0.89	0.88	0.81
Norwegian Krone	0.10	0.09	0.10	0.10	0.10
Swedish Krone	0.10	0.10	0.09	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01
Australian Dollar	0.63	n/a	n/a	0.64	n/a
Indonesian Rupiah(B)	0.06	n/a	n/a	0.06	n/a
New Zealand Dollar	0.60	n/a	n/a	0.60	n/a
Papua New Guinean Kina	0.24	n/a	n/a	0.25	n/a
(A)For current year period European rates and US dollar are calculated as average for the period 1 January 2021 to 31 December 2021. Asia Pacific rates are calculated as average for the period from 10 May 2021 to 31 December 2021.
(B)Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.

Number of selling days by quarter
The following table summarises the number of selling days for the years ended 31 December 2021, 31 December 2020 and 31 December 2019 (based on a standard five day selling week):

	First Half	Second Half	Full Year
2021	131	130	261
2020	128	134	262
2019	129	132	261